Long-Term Debt (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2020	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Received from loan proceeds (in Dollars)	$ 770,062
Non employment expenses percentage			40.00%
Loan payable term		5 years	5 years
Interest rate		1.00%	1.00%